UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2007

[LOGO OF USAA]
   USAA(R)

                                   USAA INCOME Fund

                                                   [GRAPHIC OF USAA INCOME FUND]

                           A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2007

--------------------------------------------------------------------------------

                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

    Distributions to Shareholders                                            17

    Report of Independent Registered Public Accounting Firm                  18

    Portfolio of Investments                                                 19

    Notes to Portfolio of Investments                                        35

    Financial Statements                                                     38

    Notes to Financial Statements                                            41

EXPENSE EXAMPLE                                                              55

ADVISORY AGREEMENT                                                           57

TRUSTEES' AND OFFICERS' INFORMATION                                          63

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                        ...IF THE VOLATILITY KEEPS YOU UP AT
[PHOTO OF CHRISTOPHER W. CLAUS]        NIGHT, YOU MIGHT CONSIDER REDUCING THE
                                           OVERALL RISK OF YOUR PORTFOLIO.

                                                           "

                                                                     August 2007
--------------------------------------------------------------------------------

         What summer doldrums? Investors have grown accustomed to flat or uneven markets during the dog days of summer. But 2007 is clearly an exception. Until July, the global equity markets were rising - some setting new records - as easy access to capital fueled takeovers by private equity groups, merger activity, and new investments.

         But as I've written many times in these pages, investors have been complacent about the risk in the markets. In July, that game of musical chairs came abruptly to a halt when several subprime lenders collapsed. The bad news appeared to have tipped the scales. Investors started selling their subprime holdings, and their jitters spread to other securities that were - fairly or unfairly - perceived as risky. In the fixed-income market, for example, we saw a dramatic flight to quality as investors abandoned lower-quality bonds and flocked to the safe haven of Treasuries.

         As I write to you, banks are struggling to find buyers for the loans they used to finance the wave of leveraged buyouts. Many deals were delayed or canceled outright. Meanwhile, some large hedge funds were forced to close. Liquidity, which had been driving market appreciation, has dried up in what is commonly called a "credit crunch."

         Investors finally have started to factor risk back into their decision-making and are asking important questions: How

 . . . C O N T I N U E D
========================--------------------------------------------------------

         far-reaching will the subprime-lending problems be? Has the housing market reached its low point? Is the boom in deal-making and buyouts over? As a result, volatility is back in a big way in both the stock and bond markets.

         Nonetheless, the global economy appears to be in relatively good shape. Although U.S. economic expansion has slowed, most economists expect 2007 GDP growth to come in near 2%. Corporate earnings - in double digits last year - should remain respectable at 7% or 8%. Inflation also seems to be moderating toward the Federal Reserve Board's goal of 2% annually.

         It may take some time for the markets to find equilibrium. In the meantime, investors who can tolerate the volatility may find attractive long-term values in global large-cap growth stocks. But if the volatility keeps you up at night, you might consider reducing the overall risk of your portfolio.

         Whatever your needs, we stand ready to assist you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your faith and trust in us. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]     MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                            USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the year ended July 31, 2007, the USAA Income Fund had a total return of 5.09%. This compares to returns of 5.07% for the Lipper A Rated Bond Funds Index and 5.58% for the Lehman Brothers U.S. Aggregate Bond Index.

         Reflecting the Fund's focus on income as the primary driver of long-term total return, the Fund's 12-month dividend yield as of July 31, 2007, was 5.04%, compared to 4.55% for the Lipper Corporate Debt Funds A Rated Average.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

         It was a tale of two markets. In the first part of the reporting year, investors who embraced the riskiest securities won the day and the Fund lagged its peers. However, we were uncomfortable with the fact that investors were not demanding enough of a yield premium to compensate for owning higher-risk assets. We were especially concerned about subprime mortgages, many of which were issued to borrowers who had no realistic ability to repay and were packaged into securities whose ratings from the ratings agencies did not adequately reflect the risks.

         Our view was validated in the second part of the reporting year, when defaults on these subprime mortgages began to remind investors that bond prices move in both directions. The reporting

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       HISTORICAL TREASURY YIELDS

                 [CHART OF HISTORICAL TREASURY YIELDS]

                 10-YEAR YIELD              2-YEAR YIELD
                 -------------              ------------
 7/31/2006           4.98%                      4.95%
  8/1/2006           4.98                       4.95
  8/2/2006           4.97                       4.95
  8/3/2006           4.96                       4.99
  8/4/2006           4.90                       4.90
  8/7/2006           4.92                       4.95
  8/8/2006           4.92                       4.90
  8/9/2006           4.94                       4.91
 8/10/2006           4.93                       4.93
 8/11/2006           4.97                       4.97
 8/14/2006           5.00                       5.01
 8/15/2006           4.93                       4.94
 8/16/2006           4.86                       4.88
 8/17/2006           4.87                       4.90
 8/18/2006           4.84                       4.88
 8/21/2006           4.81                       4.86
 8/22/2006           4.81                       4.87
 8/23/2006           4.81                       4.87
 8/24/2006           4.80                       4.87
 8/25/2006           4.78                       4.86
 8/28/2006           4.79                       4.87
 8/29/2006           4.78                       4.86
 8/30/2006           4.75                       4.81
 8/31/2006           4.73                       4.78
  9/1/2006           4.73                       4.76
  9/4/2006           4.73                       4.76
  9/5/2006           4.78                       4.80
  9/6/2006           4.80                       4.81
  9/7/2006           4.79                       4.81
  9/8/2006           4.77                       4.81
 9/11/2006           4.80                       4.83
 9/12/2006           4.77                       4.82
 9/13/2006           4.76                       4.79
 9/14/2006           4.79                       4.84
 9/15/2006           4.79                       4.86
 9/18/2006           4.81                       4.88
 9/19/2006           4.74                       4.80
 9/20/2006           4.73                       4.82
 9/21/2006           4.64                       4.69
 9/22/2006           4.59                       4.67
 9/25/2006           4.54                       4.64
 9/26/2006           4.59                       4.70
 9/27/2006           4.60                       4.69
 9/28/2006           4.61                       4.66
 9/29/2006           4.63                       4.69
 10/2/2006           4.60                       4.65
 10/3/2006           4.62                       4.65
 10/4/2006           4.56                       4.59
 10/5/2006           4.61                       4.65
 10/6/2006           4.70                       4.74
 10/9/2006           4.70                       4.74
10/10/2006           4.75                       4.82
10/11/2006           4.78                       4.86
10/12/2006           4.77                       4.84
10/13/2006           4.80                       4.87
10/16/2006           4.78                       4.85
10/17/2006           4.77                       4.84
10/18/2006           4.76                       4.84
10/19/2006           4.78                       4.87
10/20/2006           4.79                       4.88
10/23/2006           4.83                       4.91
10/24/2006           4.82                       4.91
10/25/2006           4.76                       4.85
10/26/2006           4.72                       4.81
10/27/2006           4.67                       4.75
10/30/2006           4.67                       4.76
10/31/2006           4.60                       4.70
 11/1/2006           4.57                       4.65
 11/2/2006           4.60                       4.67
 11/3/2006           4.72                       4.82
 11/6/2006           4.70                       4.80
 11/7/2006           4.66                       4.77
 11/8/2006           4.64                       4.75
 11/9/2006           4.63                       4.74
11/10/2006           4.59                       4.74
11/13/2006           4.61                       4.77
11/14/2006           4.56                       4.74
11/15/2006           4.62                       4.81
11/16/2006           4.67                       4.85
11/17/2006           4.60                       4.77
11/20/2006           4.60                       4.78
11/21/2006           4.57                       4.76
11/22/2006           4.56                       4.74
11/23/2006           4.56                       4.74
11/24/2006           4.55                       4.73
11/27/2006           4.53                       4.72
11/28/2006           4.50                       4.68
11/29/2006           4.52                       4.69
11/30/2006           4.46                       4.61
 12/1/2006           4.44                       4.52
 12/4/2006           4.43                       4.51
 12/5/2006           4.44                       4.51
 12/6/2006           4.49                       4.59
 12/7/2006           4.48                       4.58
 12/8/2006           4.55                       4.67
12/11/2006           4.52                       4.66
12/12/2006           4.49                       4.61
12/13/2006           4.58                       4.70
12/14/2006           4.60                       4.74
12/15/2006           4.60                       4.72
12/18/2006           4.58                       4.71
12/19/2006           4.59                       4.71
12/20/2006           4.60                       4.71
12/21/2006           4.55                       4.65
12/22/2006           4.62                       4.72
12/25/2006           4.62                       4.72
12/26/2006           4.60                       4.71
12/27/2006           4.65                       4.78
12/28/2006           4.68                       4.80
12/29/2006           4.70                       4.81
  1/1/2007           4.70                       4.81
  1/2/2007           4.68                       4.80
  1/3/2007           4.66                       4.76
  1/4/2007           4.60                       4.70
  1/5/2007           4.65                       4.75
  1/8/2007           4.65                       4.78
  1/9/2007           4.66                       4.80
 1/10/2007           4.69                       4.81
 1/11/2007           4.73                       4.85
 1/12/2007           4.78                       4.88
 1/15/2007           4.78                       4.88
 1/16/2007           4.75                       4.86
 1/17/2007           4.78                       4.91
 1/18/2007           4.75                       4.88
 1/19/2007           4.78                       4.92
 1/22/2007           4.76                       4.91
 1/23/2007           4.81                       4.94
 1/24/2007           4.81                       4.93
 1/25/2007           4.88                       4.97
 1/26/2007           4.88                       4.97
 1/29/2007           4.89                       4.98
 1/30/2007           4.87                       4.96
 1/31/2007           4.81                       4.92
  2/1/2007           4.84                       4.96
  2/2/2007           4.82                       4.94
  2/5/2007           4.80                       4.92
  2/6/2007           4.77                       4.90
  2/7/2007           4.75                       4.87
  2/8/2007           4.73                       4.88
  2/9/2007           4.78                       4.90
 2/12/2007           4.81                       4.93
 2/13/2007           4.81                       4.94
 2/14/2007           4.74                       4.87
 2/15/2007           4.71                       4.84
 2/16/2007           4.69                       4.83
 2/19/2007           4.69                       4.83
 2/20/2007           4.68                       4.82
 2/21/2007           4.69                       4.84
 2/22/2007           4.73                       4.86
 2/23/2007           4.67                       4.80
 2/26/2007           4.63                       4.76
 2/27/2007           4.51                       4.59
 2/28/2007           4.57                       4.65
  3/1/2007           4.55                       4.61
  3/2/2007           4.50                       4.53
  3/5/2007           4.50                       4.52
  3/6/2007           4.53                       4.58
  3/7/2007           4.49                       4.53
  3/8/2007           4.51                       4.56
  3/9/2007           4.59                       4.67
 3/12/2007           4.55                       4.64
 3/13/2007           4.49                       4.51
 3/14/2007           4.54                       4.56
 3/15/2007           4.54                       4.58
 3/16/2007           4.55                       4.59
 3/19/2007           4.57                       4.63
 3/20/2007           4.55                       4.61
 3/21/2007           4.54                       4.53
 3/22/2007           4.59                       4.58
 3/23/2007           4.61                       4.61
 3/26/2007           4.60                       4.58
 3/27/2007           4.60                       4.56
 3/28/2007           4.62                       4.57
 3/29/2007           4.64                       4.59
 3/30/2007           4.65                       4.58
  4/2/2007           4.64                       4.59
  4/3/2007           4.67                       4.62
  4/4/2007           4.65                       4.60
  4/5/2007           4.68                       4.63
  4/6/2007           4.75                       4.74
  4/9/2007           4.75                       4.74
 4/10/2007           4.72                       4.70
 4/11/2007           4.73                       4.72
 4/12/2007           4.74                       4.73
 4/13/2007           4.76                       4.77
 4/16/2007           4.74                       4.74
 4/17/2007           4.68                       4.67
 4/18/2007           4.65                       4.64
 4/19/2007           4.67                       4.64
 4/20/2007           4.67                       4.65
 4/23/2007           4.64                       4.62
 4/24/2007           4.62                       4.60
 4/25/2007           4.65                       4.63
 4/26/2007           4.70                       4.67
 4/27/2007           4.69                       4.65
 4/30/2007           4.62                       4.60
  5/1/2007           4.64                       4.63
  5/2/2007           4.64                       4.65
  5/3/2007           4.67                       4.70
  5/4/2007           4.64                       4.67
  5/7/2007           4.63                       4.67
  5/8/2007           4.64                       4.67
  5/9/2007           4.67                       4.73
 5/10/2007           4.64                       4.68
 5/11/2007           4.67                       4.71
 5/14/2007           4.70                       4.73
 5/15/2007           4.70                       4.73
 5/16/2007           4.71                       4.73
 5/17/2007           4.75                       4.78
 5/18/2007           4.80                       4.82
 5/21/2007           4.78                       4.80
 5/22/2007           4.83                       4.84
 5/23/2007           4.85                       4.84
 5/24/2007           4.84                       4.84
 5/25/2007           4.86                       4.86
 5/28/2007           4.86                       4.86
 5/29/2007           4.88                       4.90
 5/30/2007           4.87                       4.88
 5/31/2007           4.89                       4.91
  6/1/2007           4.95                       4.97
  6/4/2007           4.93                       4.96
  6/5/2007           4.99                       5.00
  6/6/2007           4.97                       4.95
  6/7/2007           5.13                       5.03
  6/8/2007           5.10                       4.99
 6/11/2007           5.15                       5.01
 6/12/2007           5.30                       5.10
 6/13/2007           5.20                       5.08
 6/14/2007           5.22                       5.09
 6/15/2007           5.17                       5.02
 6/18/2007           5.14                       5.00
 6/19/2007           5.08                       4.94
 6/20/2007           5.13                       4.97
 6/21/2007           5.19                       4.97
 6/22/2007           5.13                       4.91
 6/25/2007           5.08                       4.87
 6/26/2007           5.08                       4.87
 6/27/2007           5.08                       4.90
 6/28/2007           5.11                       4.95
 6/29/2007           5.03                       4.86
  7/2/2007           4.99                       4.85
  7/3/2007           5.04                       4.88
  7/4/2007           5.04                       4.88
  7/5/2007           5.14                       4.97
  7/6/2007           5.18                       4.99
  7/9/2007           5.14                       4.95
 7/10/2007           5.02                       4.84
 7/11/2007           5.09                       4.90
 7/12/2007           5.13                       4.94
 7/13/2007           5.10                       4.92
 7/16/2007           5.04                       4.87
 7/17/2007           5.05                       4.88
 7/18/2007           5.03                       4.85
 7/19/2007           5.02                       4.84
 7/20/2007           4.95                       4.77
 7/23/2007           4.95                       4.78
 7/24/2007           4.91                       4.74
 7/25/2007           4.90                       4.73
 7/26/2007           4.79                       4.56
 7/27/2007           4.76                       4.50
 7/30/2007           4.80                       4.59
 7/31/2007           4.74                       4.52

                         [END CHART]

         period ended with the bond market's relearning lessons about prudent lending standards in a long-overdue reality check. This had a negative impact on almost all non-government-issued bonds as investors backed away from riskier corporate bonds, especially leveraged loans and high-yield bonds that were to be issued in the course of leveraged buyouts (LBOs). In the last two months of the reporting year, as risk premiums increased, your Fund's emphasis on quality proved beneficial.

         Interest rates were volatile over the reporting year as investors repeatedly changed their assessments of the state of economy, inflation, and whether the Federal Reserve Board (the Fed) would change its interest-rate policy. As you can see from the chart shown here, the yield on the benchmark 10-year U.S. Treasury bond changed direction several times, ranging from a low of 4.44% in December 2006 to a high of 5.30% in June 2007 before ending

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         the reporting year on July 31, 2007, at 4.74%. The yield curve inversion that existed for most of the year, with short-term rates higher than longer-term rates, finally ended in June 2007, when the yield curve resumed its normal rising slope (yields of longer-term securities higher than those of shorter-term ones).

WHAT STRATEGIES DID YOU EMPLOY IN LIGHT OF THE VOLATILITY?

         Our strategies actually were put into place last year in line with our growing uneasiness about subprime lending, which led us to avoid exposure to securities backed by these loans. We also tried to avoid the bonds of companies that participated in these markets, even highly rated, well-recognized names.

         We were also leery about LBOs in the corporate market. We swapped some of our corporate holdings into U.S. government securities, effectively giving up income to preserve principal. This prudence, as mentioned before, ultimately proved correct as our higher-quality assets significantly outperformed.

         One area of disappointment was the Fund's long-held position in real estate investment trust (REIT) preferred securities, which followed REIT common stocks and fell in price.

WHAT ARE YOUR OUTLOOK AND POSITIONING FOR THE FUTURE?

         As of this writing, consensus in the stock and bond markets changes daily. One big question is whether the Fed under Chairman Ben Bernanke's leadership will ease interest rates to calm the markets. On a larger level, this may be a question of "moral hazard," in essence whether the Fed allows those who participated in the high-risk subprime market to pay the penalty for their actions, even though this could have a negative short-term impact on financial markets and lower-income homeowners who took such risky mortgages.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         In our view, the economy outside of the housing market is relatively solid. We continue to expect a soft landing followed by a pickup in economic growth. In the meantime, there is a rough balance between those factors that would push the Fed to cut rates (the credit squeeze and a slower-growth economy) and those that could keep the Fed on hold (inflationary pressure and a relatively tight labor market). Our view is that the Fed is likely to stay on hold until there is a change in this balance.

         The Fund is well-positioned for a slower-growth environment. Duration is slightly long to capture higher income, and we are finding opportunities in higher-quality corporate bonds now that their yield spreads over Treasuries have begun to adequately address their inherent risk. Additionally, LBO risk has decreased in corporate bonds now that private-equity firms are finding it more difficult to borrow money to fund their acquisitions.

         We will continue to focus on income and quality given our view that bonds are an essential element of any investor's portfolio, one that may help offset volatility in the stock market and, through the compounding of interest, may provide solid potential long-term total returns.

         As USAA's flagship bond fund, we truly appreciate the opportunity to serve your investment needs prudently.

8

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA INCOME FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                    out of 972 intermediate-term bond funds
                       for the period ended July 31, 2007:

                                 OVERALL RATING
                                  *   *   *   *

           3-YEAR                    5-YEAR                    10-YEAR
           * * * *                   * * * *                   * * * *
      out of 972 funds          out of 806 funds           out of 409 funds

  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
              (if applicable) Morningstar Ratings metrics. Ratings
                       are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA INCOME FUND

   [LOGO OF LIPPER LEADER    [LOGO OF LIPPER LEADER    [LOGO OF LIPPER LEADER
        TOTAL RETURN]           CONSISTENT RETURN]            EXPENSE]

The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Expense among 160, 156, and 52 funds within the Lipper Corporate Debt Funds A Rated category for the overall period ended July 31, 2007. The Fund received a Lipper Leader rating for Total Return among 160 and 62 funds for the three-and 10-year periods, respectively, and a score of 2 among 125 funds for the five-year period. The Fund received a Lipper Leader rating for Consistent Return among 153, 121, and 51 funds for the three-, five-, and 10-year periods, respectively. The Fund received a Lipper Leader rating for Expense among 52, 46, and 34 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of July 31, 2007. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of July 31, 2007. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of July 31, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME FUND (Ticker Symbol: USAIX)

OBJECTIVE
--------------------------------------------------------------------------------

         Maximum current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Primarily U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

--------------------------------------------------------------------------------
                                          7/31/07                   7/31/06
--------------------------------------------------------------------------------
Net Assets                           $1,846.7 Million           $1,751.4 Million
Net Asset Value Per Share                 $11.92                    $11.92

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/07
--------------------------------------------------------------------------------

1 YEAR              5 YEARS              10 YEARS              30-DAY SEC YIELD*
 5.09%               4.62%                 5.63%                      5.32%

-----------------
 EXPENSE RATIO*
-----------------
     0.59%


*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         *THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2006, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA). THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JULY 31, 2007

--------------------------------------------------------------------------
             TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------
10 YEARS         5.63%        =          5.73%          +        -0.10%
5 YEARS          4.62%        =          4.84%          +        -0.22%
1 YEAR           5.09%        =          5.09%          +         0.00%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED JULY 31, 2007

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
                ------------       ---------------       ---------------------
7/31/1998            9.72%              7.01%                    2.71%
7/31/1999            0.40%              5.99%                   -5.59%
7/31/2000            6.11%              6.71%                   -0.60%
7/31/2001           13.86%              7.48%                    6.38%
7/31/2002            3.70%              6.05%                   -2.35%
7/31/2003            5.98%              5.07%                    0.91%
7/31/2004            5.23%              4.57%                    0.66%
7/31/2005            5.33%              4.68%                    0.65%
7/31/2006            1.50%              4.75%                   -3.25%
7/31/2007            5.09%              5.09%                    0.00%

                              [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN
         DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                  12-MONTH DIVIDEND YIELD COMPARISON

             [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                       LIPPER CORPORATE DEBT
                        USAA INCOME FUND               FUNDS A RATED AVERAGE
                        ----------------               ---------------------
7/31/1998                     6.52%                            5.86%
7/31/1999                     6.76                             5.84
7/31/2000                     6.49                             6.14
7/31/2001                     6.61                             5.83
7/31/2002                     6.07                             5.30
7/31/2003                     5.00                             4.55
7/31/2004                     4.49                             4.00
7/31/2005                     4.58                             3.91
7/31/2006                     4.86                             4.34
7/31/2007                     5.04                             4.55

                              [END CHART]

          THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDED 7/31/98 TO 7/31/07.

          THE LIPPER CORPORATE DEBT FUNDS A RATED AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL CORPORATE A RATED DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LEHMAN BROTHERS U.S.                             LIPPER A RATED BOND
                 AGGREGATE BOND INDEX      USAA INCOME FUND           FUNDS INDEX
                 --------------------      ----------------       -------------------
 7/31/1997           $10,000.00               $10,000.00               $10,000.00
 8/31/1997             9,914.70                 9,896.42                 9,873.23
 9/30/1997            10,060.93                10,104.89                10,042.05
10/31/1997            10,206.88                10,250.23                10,171.39
11/30/1997            10,253.88                10,347.55                10,219.29
12/31/1997            10,357.12                10,478.06                10,327.57
 1/31/1998            10,490.09                10,617.93                10,450.79
 2/28/1998            10,482.19                10,593.29                10,432.93
 3/31/1998            10,518.21                10,626.49                10,471.96
 4/30/1998            10,573.11                10,676.91                10,520.11
 5/31/1998            10,673.41                10,819.47                10,634.03
 6/30/1998            10,763.93                10,937.54                10,728.44
 7/31/1998            10,786.83                10,971.52                10,730.29
 8/31/1998            10,962.37                11,116.51                10,825.95
 9/30/1998            11,219.07                11,284.15                11,067.79
10/31/1998            11,159.75                11,284.10                10,927.93
11/30/1998            11,223.09                11,354.43                11,046.78
12/31/1998            11,256.83                11,395.21                11,082.52
 1/31/1999            11,337.17                11,467.89                11,176.62
 2/28/1999            11,139.26                11,257.85                10,928.65
 3/31/1999            11,200.99                11,276.30                11,000.27
 4/30/1999            11,236.48                11,312.95                11,036.39
 5/31/1999            11,138.06                11,213.04                10,910.98
 6/30/1999            11,102.57                11,103.83                10,857.76
 7/31/1999            11,055.30                11,015.84                10,809.12
 8/31/1999            11,049.68                10,989.40                10,779.45
 9/30/1999            11,177.96                11,103.05                10,882.35
10/31/1999            11,219.20                11,115.71                10,898.87
11/30/1999            11,218.40                11,079.59                10,906.38
12/31/1999            11,164.30                10,956.64                10,856.77
 1/31/2000            11,127.75                10,968.65                10,833.23
 2/29/2000            11,262.32                11,136.78                10,947.96
 3/31/2000            11,410.69                11,316.29                11,096.45
 4/30/2000            11,378.01                11,279.06                11,005.94
 5/31/2000            11,372.79                11,321.40                10,963.47
 6/30/2000            11,609.40                11,564.85                11,207.87
 7/31/2000            11,714.78                11,689.06                11,302.90
 8/31/2000            11,884.57                11,854.48                11,453.05
 9/30/2000            11,959.29                11,970.15                11,516.52
10/31/2000            12,038.43                12,004.68                11,564.90
11/30/2000            12,235.27                12,170.02                11,735.82
12/31/2000            12,462.24                12,418.64                11,976.13
 1/31/2001            12,666.04                12,664.15                12,198.96
 2/28/2001            12,776.38                12,775.27                12,309.09
 3/31/2001            12,840.52                12,865.78                12,352.73
 4/30/2001            12,787.23                12,819.05                12,282.80
 5/31/2001            12,864.36                12,921.39                12,363.72
 6/30/2001            12,912.96                13,002.02                12,413.71
 7/31/2001            13,201.66                13,309.12                12,695.49
 8/31/2001            13,352.84                13,444.96                12,838.66
 9/30/2001            13,508.44                13,549.34                12,888.64
10/31/2001            13,791.11                13,796.21                13,166.52
11/30/2001            13,600.97                13,518.47                13,006.76
12/31/2001            13,514.60                13,360.18                12,908.98
 1/31/2002            13,624.00                13,466.35                12,999.33
 2/28/2002            13,756.03                13,562.44                13,096.04
 3/31/2002            13,527.19                13,311.39                12,886.85
 4/30/2002            13,789.50                13,516.30                13,115.59
 5/31/2002            13,906.67                13,643.13                13,215.44
 6/30/2002            14,026.92                13,747.35                13,272.34
 7/31/2002            14,196.17                13,801.15                13,351.69
 8/31/2002            14,435.86                14,111.77                13,596.42
 9/30/2002            14,669.66                14,350.11                13,807.08
10/31/2002            14,602.84                14,165.41                13,668.41
11/30/2002            14,598.96                14,198.90                13,716.96
12/31/2002            14,900.51                14,513.70                14,015.27
 1/31/2003            14,913.23                14,554.87                14,045.20
 2/28/2003            15,119.58                14,760.79                14,249.90
 3/31/2003            15,107.93                14,732.79                14,239.40
 4/30/2003            15,232.60                14,844.36                14,398.66
 5/31/2003            15,516.61                15,171.89                14,699.40
 6/30/2003            15,485.81                15,180.34                14,665.97
 7/31/2003            14,965.19                14,626.70                14,162.91
 8/31/2003            15,064.55                14,737.57                14,256.94
 9/30/2003            15,463.32                15,127.64                14,646.90
10/31/2003            15,319.10                15,042.84                14,528.60
11/30/2003            15,355.79                15,097.39                14,574.65
12/31/2003            15,512.06                15,225.60                14,718.47
 1/31/2004            15,636.85                15,348.30                14,842.30
 2/29/2004            15,806.11                15,504.60                14,983.43
 3/31/2004            15,924.48                15,628.09                15,098.27
 4/30/2004            15,510.18                15,197.04                14,727.81
 5/31/2004            15,448.05                15,139.92                14,652.59
 6/30/2004            15,535.36                15,221.33                14,727.62
 7/31/2004            15,689.35                15,392.04                14,868.36
 8/31/2004            15,988.62                15,662.64                15,147.84
 9/30/2004            16,032.01                15,721.77                15,196.77
10/31/2004            16,166.45                15,854.92                15,320.77
11/30/2004            16,037.50                15,760.65                15,227.97
12/31/2004            16,185.06                15,914.05                15,382.48
 1/31/2005            16,286.69                16,021.86                15,488.74
 2/28/2005            16,190.55                15,953.56                15,427.39
 3/31/2005            16,107.40                15,895.72                15,334.06
 4/30/2005            16,325.39                16,117.35                15,537.77
 5/31/2005            16,502.01                16,272.41                15,716.13
 6/30/2005            16,592.00                16,348.20                15,807.17
 7/31/2005            16,440.95                16,213.12                15,663.37
 8/31/2005            16,651.72                16,443.80                15,874.75
 9/30/2005            16,480.19                16,295.72                15,686.38
10/31/2005            16,349.76                16,176.44                15,541.38
11/30/2005            16,422.07                16,237.38                15,620.02
12/31/2005            16,578.21                16,385.79                15,771.51
 1/31/2006            16,579.14                16,379.07                15,762.86
 2/28/2006            16,634.18                16,438.54                15,821.20
 3/31/2006            16,470.95                16,289.65                15,641.89
 4/30/2006            16,441.09                16,216.50                15,579.12
 5/31/2006            16,423.54                16,216.32                15,572.00
 6/30/2006            16,458.36                16,249.60                15,582.81
 7/31/2006            16,680.91                16,456.04                15,788.76
 8/31/2006            16,936.26                16,703.33                16,040.28
 9/30/2006            17,085.03                16,857.14                16,181.65
10/31/2006            17,198.05                16,979.91                16,297.92
11/30/2006            17,397.56                17,160.36                16,495.19
12/31/2006            17,296.60                17,067.92                16,386.04
 1/31/2007            17,289.50                17,072.40                16,378.48
 2/28/2007            17,556.11                17,348.48                16,654.15
 3/31/2007            17,556.64                17,331.38                16,619.48
 4/30/2007            17,651.31                17,387.20                16,706.88
 5/31/2007            17,517.54                17,229.78                16,576.20
 6/30/2007            17,465.72                17,160.88                16,499.57
 7/31/2007            17,611.41                17,293.77                16,589.58

                                   [END CHART]

         DATA FROM 7/31/97 THROUGH 7/31/07.

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA Income Fund to the following benchmarks:

         o The unmanaged Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

         o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                       PORTFOLIO RATINGS MIX
                             7/31/2007

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                           63%
A                                                             16%
BBB                                                           11%
AA                                                             9%
Securities With Short-Term Investment-Grade Ratings            1%

                            [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS, EXCLUDING EQUITY SECURITIES AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-34.

 . . . C O N T I N U E D
========================--------------------------------------------------------

-----------------------------------------------------------------------------
                               TOP 10 SECURITIES*
-----------------------------------------------------------------------------

                                             COUPON RATE %  % OF NET ASSETS
                                             ------------------------------
U.S. Treasury Notes                              4.63%            3.90%

U.S. Treasury Inflation-Indexed Notes            2.38%            2.70%

U.S. Treasury Bond                               5.25%            2.60%

U.S. Treasury Notes                              4.00%            2.00%

U.S. Treasury Notes                              4.63%            1.70%

U.S. Treasury Notes                              4.00%            1.70%

Fannie Mae Mortgage-Backed Pass-Through          5.00%            1.40%

Fannie Mae Mortgage-Backed Pass-Through          6.00%            1.40%

Freddie Mac Mortgage-Backed Pass-Through         5.50%            1.40%

Household Finance Corp. Notes                    6.38%            1.40%

*EXCLUDING MONEY MARKET  INSTRUMENTS AND SHORT-TERM  INVESTMENTS  PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

16

 . . . C O N T I N U E D
=========================-------------------------------------------------------
                          HIGHLIGHTS

                           PORTFOLIO MIX*
                              7/31/07

                          [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                       23.4%
U.S. Government Agency Issues                               22.1%
Commercial Mortgage Securities                              17.0%
U.S. Treasury Securities                                    16.0%
Eurodollar and Yankee Obligations                            9.9%
Preferred Securities                                         6.8%
Municipal Bonds                                              2.3%
Money Market Instruments                                     1.5%
Asset-Backed Securities                                      0.6%

                          [END CHART]

         *EXCLUDING SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
          SECURITIES LOANED.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INCOME FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         1.24% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the fiscal year ended July 31, 2007, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         For the fiscal year ended July 31, 2007,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $72,402,000 as qualifying interest income.

18

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Income Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Fund at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2007

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USAA INCOME FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (23.4%)

            CONSUMER DISCRETIONARY (1.9%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (1.4%)
  $15,000   DaimlerChrysler N.A. Holding Corp.,
               Global Debentures                                               8.00%      6/15/2010      $   15,920
   10,000   Toyota Motor Credit Corp., MTN                                     4.85       2/27/2015           9,730
                                                                                                         ----------
                                                                                                             25,650
                                                                                                         ----------
            BROADCASTING & CABLE TV (0.5%)
   10,000   Comcast Cable  Communications, Inc.,
               Senior Notes                                                    6.88       6/15/2009          10,247
                                                                                                         ----------
            Total Consumer Discretionary                                                                     35,897
                                                                                                         ----------
            CONSUMER STAPLES (3.4%)
            -----------------------
            BREWERS (0.3%)
    5,000   Miller Brewing Co., Guaranteed Notes(a)                            4.25       8/15/2008           4,931
                                                                                                         ----------
            DRUG RETAIL (0.5%)
    9,875   CVS Corp., Lease Pass-Through Certificates(a)                      6.04      12/10/2028           9,807
                                                                                                         ----------
            FOOD RETAIL (0.3%)
    5,000   Kroger Co., Notes                                                  5.50       2/01/2013           4,914
                                                                                                         ----------
            HOUSEHOLD PRODUCTS (0.9%)
   17,000   Clorox Co., Notes                                                  6.13       2/01/2011          17,401
                                                                                                         ----------
            HYPERMARKETS & SUPER CENTERS (0.3%)
    5,000   Costco Wholesale Corp., Senior Notes                               5.30       3/15/2012           4,984
                                                                                                         ----------
            PACKAGED FOODS & MEAT (1.1%)
   15,000   Kellogg Co., Notes, Series B                                       6.60       4/01/2011          15,603
    5,000   Wm Wrigley Junior Co., Notes                                       4.30       7/15/2010           4,850
                                                                                                         ----------
                                                                                                             20,453
                                                                                                         ----------
            Total Consumer Staples                                                                           62,490
                                                                                                         ----------
            ENERGY (1.2%)
            -------------
            INTEGRATED OIL & GAS (1.2%)
   21,000   Phillips Petroleum Co., Notes                                      8.75       5/25/2010          22,928
                                                                                                         ----------

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                   (continued)

USAA INCOME FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            FINANCIALS (8.7%)
            -----------------
            CONSUMER FINANCE (2.2%)
  $25,200   Household Finance Corp., Notes                                     6.38%     10/15/2011      $   25,444
            SLM Corp.,
    7,000      MTN, CPI Floating Rate Notes                                    3.95(b)    6/01/2009           6,553
   10,000      Notes                                                           5.38       1/15/2013           8,879
                                                                                                         ----------
                                                                                                             40,876
                                                                                                         ----------
            LIFE & HEALTH  INSURANCE  (0.3%)
    5,000   Great-West  Life &  Annuity Insurance Co.,
               Bonds(a),(c)                                                    7.15       5/16/2046           5,065
                                                                                                         ----------
            MULTI-LINE INSURANCE (0.3%)
    5,000   AIG Sunamerica Global Financing,
               Senior Notes(a)                                                 6.30       5/10/2011           5,160
                                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
    8,000   Associates Corp. of North America, Global
               Senior Notes                                                    6.25      11/01/2008           8,062
   10,000   Bank One Corp., Subordinated Notes                                 7.88       8/01/2010          10,677
    5,000   Citigroup, Inc., Global Notes                                      4.13       2/22/2010           4,879
   10,000   MBNA American Bank, MTN                                            6.75       3/15/2008          10,073
                                                                                                         ----------
                                                                                                             33,691
                                                                                                         ----------
            PROPERTY &  CASUALTY  INSURANCE  (1.3%)
   15,000   Berkshire  Hathaway Finance Corp.,
               Senior Notes                                                    4.85       1/15/2015          14,396
    5,000   Travelers Companies, Inc., Junior
               Subordinated Debentures                                         6.25       3/15/2067           4,707
    5,000   XL Capital Ltd., Notes, Series E                                   6.50               -(d)        4,470
                                                                                                         ----------
                                                                                                             23,573
                                                                                                         ----------
            REGIONAL BANKS (0.7%)
    5,000   Chittenden Corp., Subordinated Notes                               5.80       2/14/2017           4,993
    8,000   Hudson United Bank, Subordinated Notes                             7.00       5/15/2012           8,468
                                                                                                         ----------
                                                                                                             13,461
                                                                                                         ----------
            REITs - RETAIL (1.4%)
    9,000   Chelsea Property Group, Notes                                      6.00       1/15/2013           9,156
   15,000   Pan Pacific Retail Properties, Inc., Notes                         7.95       4/15/2011          16,344
                                                                                                         ----------
                                                                                                             25,500
                                                                                                         ----------

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                   (continued)

USAA INCOME FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE (0.7%)
  $12,000   Washington Mutual, Inc., Subordinated Notes                        8.25%      4/01/2010      $   12,808
                                                                                                         ----------
            Total Financials                                                                                160,134
                                                                                                         ----------
            HEALTH CARE (0.9%)
            ------------------
            BIOTECHNOLOGY (0.5%)
   10,000   Genentech, Inc., Senior Notes                                      4.75       7/15/2015           9,361
                                                                                                         ----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500   Thermo Fisher Scientific, Inc., Notes                              5.00       6/01/2015           2,323
                                                                                                         ----------
            MANAGED HEALTH CARE (0.3%)
    5,000   Highmark, Inc., Senior Notes(a)                                    6.80       8/15/2013           5,218
                                                                                                         ----------
            Total Health Care                                                                                16,902
                                                                                                         ----------
            INDUSTRIALS (2.7%)
            ------------------
            BUILDING PRODUCTS (0.4%)
    8,000   USG Corp., Notes                                                   6.30      11/15/2016           7,919
                                                                                                         ----------
            CONSTRUCTION  & FARM  MACHINERY  & HEAVY  TRUCKS  (0.8%)
            John Deere Capital Corp.,
   10,000      Global Debentures                                               5.10       1/15/2013           9,799
    5,000      MTN, Series 2005D                                               5.49(b)    6/10/2008           5,008
                                                                                                         ----------
                                                                                                             14,807
                                                                                                         ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
   10,000   Waste Management, Inc., Senior Notes                               7.38       8/01/2010          10,504
                                                                                                         ----------
            RAILROADS (0.9%)
    2,058   CSX Transportation Inc., Notes                                     9.75       6/15/2020           2,645
    2,842   Norfolk Southern Railway Co., Debentures                           9.75       6/15/2020           3,683
   10,000   TTX Co., Notes(a)                                                  5.40       2/15/2016           9,783
                                                                                                         ----------
                                                                                                             16,111
                                                                                                         ----------
            Total Industrials                                                                                49,341
                                                                                                         ----------
            INFORMATION TECHNOLOGY (0.3%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
    5,000   Cisco Systems, Inc., Notes                                         5.50       2/22/2016           4,918
                                                                                                         ----------

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                   (continued)

USAA INCOME FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
  $ 3,500   US Unwired, Inc., Secured Notes                                   10.00%      6/15/2012      $    3,787
                                                                                                         ----------
            UTILITIES (4.1%)
            ----------------
            ELECTRIC UTILITIES (2.5%)
    1,890   FPL Energy American Wind,
               Senior Secured Bond(a)                                          6.64       6/20/2023           1,935
    5,000   Gulf Power Co., Senior Notes, Series K                             4.90      10/01/2014           4,773
   10,000   Northern States Power Co., First Mortgage
               Bond, Series B                                                  8.00       8/28/2012          11,156
    3,266   Power Contract Financing, Senior Notes(a)                          6.26       2/01/2010           3,301
    5,000   PPL Energy Supply, LLC, Senior Notes                               6.20       5/15/2016           4,966
    8,765   Tristate General & Transport Association, Bonds(a)                 6.04       1/31/2018           8,724
   10,000   West Penn Power Co., Notes                                         6.63       4/15/2012          10,385
                                                                                                         ----------
                                                                                                             45,240
                                                                                                         ----------
            GAS UTILITIES (1.4%)
    8,000   AGL Capital Corp., Guaranteed Notes                                6.38       7/15/2016           8,253
    5,000   Enbridge Energy Partners, LP, Senior Notes                         5.35      12/15/2014           4,809
    8,000   Gulfstream Natural Gas Systems LLC, Senior Notes(a)                5.56      11/01/2015           7,763
    5,000   Southern Star Central Gas, Notes(a)                                6.00       6/01/2016           4,663
                                                                                                         ----------
                                                                                                             25,488
                                                                                                         ----------
            MULTI-UTILITIES (0.2%)
    5,000   South Carolina Electric & Gas Co., First
               Mortgage Bond                                                   5.30       5/15/2033           4,542
                                                                                                         ----------
            Total Utilities                                                                                  75,270
                                                                                                         ----------
            Total Corporate Obligations (cost: $425,321)                                                    431,667
                                                                                                         ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (9.9%)

            ENERGY (0.8%)
            -------------
            OIL & GAS DRILLING (0.3%)
    5,610   Delek & Avner-Yam Tethys Ltd.,
               Secured Notes(a)                                                6.46(b)    8/01/2013           5,604
                                                                                                         ----------

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                   (continued)

USAA INCOME FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
  $ 5,000   Canadian Natural Resources Ltd., Notes                             5.70%      5/15/2017      $    4,850
                                                                                                         ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    5,000   GS Caltex Corp., Notes(a)                                          5.50      10/15/2015           4,815
                                                                                                         ----------
            Total Energy                                                                                     15,269
                                                                                                         ----------
            FINANCIALS (5.4%)
            -----------------
            DIVERSIFIED BANKS (4.1%)
    6,000   Banco Santander, Subordinated Notes(a)                             5.38      12/09/2014           5,738
    5,000   BNP Paribas, Subordinated Notes(a)                                 7.20               -(d)        4,790
    5,000   Canadian Imperial Bank Corp., Pass-Through
               Certificates, Series 2002, Class A-1(a)                         7.26       4/10/2032           5,464
   20,000   Landesbank Baden-Wuerttemberg, MTN,
               Subordinated Notes                                              6.35       4/01/2012          21,011
   10,000   Lloyds TSB Group plc, Bonds(a)                                     6.27               -(d)        9,001
    5,000   Mizuho Capital Investment 1 Ltd.,
               Subordinated Bonds(a)                                           6.69               -(d)        4,939
    5,000   MUFG Capital Finance 1 Ltd., Guaranteed
               Preferred Bonds                                                 6.35               -(d)        4,801
   15,000   Nordea Bank AB, Subordinated Notes(a)                              5.25      11/30/2012          14,794
    5,000   Sumitomo Mitsui Financial Group Preferred
               Capital, Bonds(a)                                               6.08               -(d)        4,813
                                                                                                         ----------
                                                                                                             75,351
                                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    5,000   ZFS Finance USA Trust II, Bonds(a)                                 6.45      12/15/2065           4,710
                                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (0.2%)
    5,000   Catlin Insurance Co. Ltd., Notes(a)                                7.25               -(d)        4,599
                                                                                                         ----------
            REGIONAL BANKS (0.3%)
    5,000   Kaupthing Bank hf, Notes(a)                                        7.13       5/19/2016           5,327
                                                                                                         ----------
            REITs - RETAIL (0.5%)
   10,000   Westfield Capital Corp., Senior Notes(a)                           5.13      11/15/2014           9,575
                                                                                                         ----------
            Total Financials                                                                                 99,562
                                                                                                         ----------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            INDUSTRIALS (0.5%)
            ------------------
            BUILDING PRODUCTS (0.5%)
  $10,000   CRH America, Inc., Notes                                           6.00%      9/30/2016      $    9,864
                                                                                                         ----------
            MATERIALS (1.3%)
            ----------------
            DIVERSIFIED METALS & MINING (0.3%)
    5,000   Glencore Funding, LLC, Notes(a)                                    6.00       4/15/2014           4,948
                                                                                                         ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
   10,000   Agrium, Inc., Debentures                                           8.25       2/15/2011          10,896
    8,000   Yara International ASA, Notes(a)                                   5.25      12/15/2014           7,578
                                                                                                         ----------
                                                                                                             18,474
                                                                                                         ----------
            Total Materials                                                                                  23,422
                                                                                                         ----------
            GOVERNMENT (1.9%)
            -----------------
            FOREIGN GOVERNMENT (1.9%)
   25,000   Region of Lombardy, Global Notes                                   5.80      10/25/2032          24,844
   10,000   Republic of Poland, Global
               Unsubordinated Notes                                            5.25       1/15/2014           9,957
                                                                                                         ----------
            Total Government                                                                                 34,801
                                                                                                         ----------
            Total Eurodollar and Yankee Obligations
               (cost: $185,247)                                                                             182,918
                                                                                                         ----------
            ASSET-BACKED SECURITIES (0.6%)

            FINANCIALS (0.5%)
            -----------------
            ASSET-BACKED FINANCING (0.5%)
   10,000   Rental Car Finance Corp., Series 2004-1A,
               Class A (INS)(a)                                                5.52(b)    6/25/2009          10,008
                                                                                                         ----------
            INDUSTRIALS (0.1%)
            ------------------
            AIRLINES (0.1%)
    2,035   America West Airlines, Inc., Pass-Through
               Certificates, Series 1996-1, Class A, EETC                      6.85       7/02/2009           2,041
                                                                                                         ----------
            Total Asset-Backed Securities (cost: $12,039)                                                    12,049
                                                                                                         ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (17.0%)

            FINANCIALS (17.0%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (16.8%)
            Banc of America Commercial Mortgage Trust,
               Pass-Through Certificates,
  $ 9,617      Series 2001-PB1, Class A2                                       5.79%      5/11/2035      $    9,684
   10,000      Series 2003-1, Class A2                                         4.65       9/11/2036           9,547
   11,000      Series 2005-6, Class A3                                         5.35       9/10/2047          10,800
   10,000      Series 2006-2, Class AAB                                        5.91       5/10/2045          10,019
            Bear Stearns Commercial Mortgage
               Securities, Inc.,
    5,008      Series 1998-C1, Class F(a)                                      6.00       6/16/2030           4,967
   11,545      Series 2006-PW11, Class AAB                                     5.62       3/11/2039          11,438
    4,000   Chase Commercial Mortgage Securities Corp.,
               First Mortgage Pass-Through Certificates,
               Series 1998-1, Class D                                          6.56       5/18/2030           4,017
    5,000   Citigroup Commercial Mortgage Trust, Series
               2005-EMG, Class AJ(a)                                           4.83       9/20/2051           4,731
   12,000   Commercial Mortgage Trust, Pass-Through
               Certificates, Series 2005-C6, Class A5A                         5.12       6/10/2044          11,450
    8,000   Credit Suisse First Boston Mortgage Capital,
               Pass-Through Certificates, Series 2006-C1,
               Class A3                                                        5.71       2/15/2039           7,963
            Credit Suisse First Boston Mortgage Securities
               Corp., Pass-Through Certificates,
   10,000      Series 2001-CK1, Class A3                                       6.38      12/18/2035          10,221
   10,000      Series 2005-C1, Class A3                                        4.81       2/15/2038           9,687
   11,100      Series 2005-C6, Class A4                                        5.23      12/15/2040          10,649
    9,264   First Union National Bank Commercial Mortgage
               Trust, Series 1999-C4, Class A2                                 7.39      12/15/2031           9,568
            GE Commercial Mortgage Corp., Pass-Through
               Certificates,
    2,185      Series 2003-C2, Class A1                                        2.78       7/10/2037           2,159
   10,000      Series 2006-C1, Class AAB                                       5.34       3/10/2044           9,832
            J.P. Morgan Chase Commercial Mortgage Securities Corp., Pass-Through
               Certificates,
   12,215      Series 2005-CB12, Class A3A1                                    4.82       9/12/2037          11,905
   10,000      Series 2005-LDP5, Class A4                                      5.34      12/15/2044           9,644
   10,000      Series 2006-LDP6, Class ASB                                     5.49       4/15/2043           9,867
   10,000      Series 2006-LDP7, Class ASB                                     6.07       4/15/2045          10,090

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            LB UBS Commercial Mortgage Trust,
               Pass-Through Certificates,
  $ 7,000      Series 2004-C6, Class A4                                        4.58%      8/15/2029      $    6,786
   10,000      Series 2005-C5, Class A4                                        4.95       9/15/2030           9,453
    7,000      Series 2006-C6, Class AAB                                       5.34       9/15/2039           6,836
            Merrill Lynch Mortgage Trust, Commercial
               Mortgage Pass-Through Certificates,
    7,000      Series 2002-MW1, Class A4                                       5.62       7/12/2034           7,011
   10,000      Series 2005-CIP1, Class ASB                                     5.02       7/12/2038           9,687
            Morgan Stanley Capital I, Inc.,
   12,550      Series 2004-HQ4, Class A5                                       4.59       4/14/2040          12,107
   10,000      Series 2006-HQ9, Class AAB                                      5.69       7/12/2044           9,952
   11,425      Series 2006-T21, Class AAB                                      5.17      10/12/2052          11,152
    7,000      Series 2006-T23, Class AAB                                      5.97       8/12/2041           7,043
    1,533   Salomon Brothers Mortgage Securities VII, Inc.,
               Series 2000-C3, Class A1                                        6.34      12/18/2033           1,536
    5,000   Timberstar Trust, Subordinated Bonds,
               Series 2006-1A, Class C(a)                                      5.88      10/15/2036           4,935
            Wachovia Bank Commercial Mortgage Trust,
               Pass-Through Certificates,
   10,000      Series 2005-C17, Class A4                                       5.08       3/15/2042           9,533
    5,000      Series 2005-C18, Class A2                                       4.66       4/15/2042           4,892
   10,500      Series 2005-C18, Class APB                                      4.81       4/15/2042          10,078
   10,000      Series 2005-C19, Class A4                                       4.61       5/15/2044           9,664
   10,350      Series 2005-C21, Class APB                                      5.33      10/15/2044          10,192
                                                                                                         ----------
                                                                                                            309,095
                                                                                                         ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)
   27,750   Bear Stearns Commercial Mortgage
               Securities, Inc., Series 2004-ESA, Class X1
               (acquired 6/17/2004; cost $1,614)(a),(e)                        1.83       5/14/2016             914
   29,654   Greenwich Capital Commercial Funding Corp.,
               Series 2002-C1, Class XP (acquired 8/13/2003;
               cost $3,043)(a),(e)                                             1.78       1/11/2035           2,202
   35,021   Wachovia Bank Commercial Mortgage Trust,
               Series 2003-C4 (acquired 8/06/2003;
               cost $1,770)(a),(e)                                             1.15       4/15/2035             879
                                                                                                         ----------
                                                                                                              3,995
                                                                                                         ----------
            Total Financials                                                                                313,090
                                                                                                         ----------
            Total Commercial Mortgage Securities (cost: $316,026)                                           313,090
                                                                                                         ----------

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                   (continued)

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JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ISSUES (22.1%)(f)

            DEBENTURES (0.5%)
  $10,000   Fannie Mae, CPI Floating Rate Notes(+)                             3.71%(b)   2/17/2009      $    9,692
                                                                                                         ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (20.6%)
            Fannie Mae(+),
   27,771      Pool 254766                                                     5.00       6/01/2033          26,205
   19,994      Pool 831575                                                     5.50       7/01/2021          19,752
   21,011      Pool 829284                                                     5.50       9/01/2035          20,347
   10,613      Pool 840966                                                     5.50      10/01/2035          10,278
   18,052      Pool 852513                                                     5.50       1/01/2036          17,482
   21,851      Pool 745418                                                     5.50       4/01/2036          21,161
   24,429      Pool 928063                                                     5.50       2/01/2037          23,609
   21,423      Pool 928258                                                     5.50       3/01/2037          20,693
   25,997      Pool 884031                                                     6.00       5/01/2036          25,780
   21,677      Pool 885273                                                     6.00       6/01/2036          21,496
    2,655      Pool 190312                                                     6.50       4/01/2031           2,708
       49      Pool 594787                                                     6.50       7/01/2031              50
    4,457      Pool 254239                                                     6.50       3/01/2032           4,537
      119      Pool 050653                                                     7.00      10/01/2022             123
       92      Pool 050724                                                     7.00       3/01/2023              95
      481      Pool 197673                                                     7.00       4/01/2023             498
            Freddie Mac(+),
    6,331      Pool B19376                                                     5.00       6/01/2020           6,146
   20,618      Pool G18095                                                     5.00       1/01/2021          20,015
   18,943      Pool G18083                                                     5.50      11/01/2020          18,732
    8,148      Pool J00766                                                     5.50      12/01/2020           8,057
   10,713      Pool A42616                                                     5.50      12/01/2035          10,380
   26,489      Pool A44446                                                     5.50       4/01/2036          25,609
            Government National Mortgage Assn. I,
   15,168      Pool 604568                                                     5.00       8/15/2033          14,486
    1,325      Pool 465553                                                     6.00       8/15/2028           1,329
    1,012      Pool 457821                                                     6.00       9/15/2028           1,015
    1,470      Pool 486544                                                     6.00       9/15/2028           1,474
   10,648      Pool 780860                                                     6.00       9/15/2028          10,678
    2,986      Pool 486629                                                     6.00      10/15/2028           2,994
    1,342      Pool 464490                                                     6.00       1/15/2029           1,345
      273      Pool 486877                                                     6.00       1/15/2029             274
    1,255      Pool 495891                                                     6.00       1/15/2029           1,258
    1,915      Pool 603869                                                     6.00       1/15/2033           1,917

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JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            Government National Mortgage Assn. I,
  $    42      Pool 346619                                                     6.50%      6/15/2023      $       42
      540      Pool 344923                                                     6.50       7/15/2023             551
      110      Pool 352137                                                     6.50       7/15/2023             112
      333      Pool 370820                                                     6.50       9/15/2023             340
      424      Pool 347695                                                     6.50      10/15/2023             434
      717      Pool 354665                                                     6.50      10/15/2023             733
       85      Pool 365963                                                     6.50      10/15/2023              87
      692      Pool 337538                                                     6.50      12/15/2023             707
    1,488      Pool 345138                                                     6.50      12/15/2023           1,521
      327      Pool 366685                                                     6.50       1/15/2024             334
      599      Pool 374670                                                     6.50       2/15/2024             612
      309      Pool 422656                                                     6.50       4/15/2026             316
    1,650      Pool 780793                                                     6.50       5/15/2028           1,689
    3,802      Pool 564926                                                     6.50      10/15/2031           3,889
      231      Pool 320067                                                     7.00       5/15/2023             241
      180      Pool 352190                                                     7.00       5/15/2023             188
      187      Pool 354578                                                     7.00       5/15/2023             195
      220      Pool 354907                                                     7.00       5/15/2023             230
      354      Pool 357171                                                     7.00       6/15/2023             369
      301      Pool 357179                                                     7.00       6/15/2023             315
      159      Pool 359752                                                     7.00       6/15/2023             166
      114      Pool 337344                                                     7.00       8/15/2023             119
    1,016      Pool 348925                                                     7.00       8/15/2023           1,061
      206      Pool 352111                                                     7.00       8/15/2023             215
      785      Pool 364585                                                     7.00       8/15/2023             821
      381      Pool 358732                                                     7.00       9/15/2023             398
      154      Pool 417226                                                     7.00       1/15/2026             161
       41      Pool 417291                                                     7.00       3/15/2026              43
       41      Pool 417333                                                     7.00       3/15/2026              43
    1,112      Pool 780651                                                     7.00      10/15/2027           1,163
      844      Pool 493950                                                     7.00       6/15/2029             883
      510      Pool 504209                                                     7.00       6/15/2029             533
      588      Pool 473009                                                     7.00       7/15/2029             615
      884      Pool 564758                                                     7.00       8/15/2031             924
      562      Pool 563613                                                     7.00       7/15/2032             587
      811      Pool 352143                                                     7.50       7/15/2023             849
      911      Pool 345637                                                     7.50       6/15/2026             955
      327      Pool 422926                                                     7.50       6/15/2026             343
      876      Pool 345761                                                     7.50       7/15/2026             919
      447      Pool 447582                                                     7.50       5/15/2027             469

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JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            Government National Mortgage Assn. I,
  $   734      Pool 780716                                                     7.50%      2/15/2028      $      770
      639      Pool 780990                                                     7.50      12/15/2028             670
      553      Pool 510300                                                     7.50       8/15/2029             580
            Government National Mortgage Assn. II,
    4,529      Pool 003375                                                     5.50       4/20/2033           4,414
    4,711      Pool 003273                                                     6.00       8/20/2032           4,715
    3,122      Pool 003285                                                     6.00       9/20/2032           3,125
    1,344      Pool 781494                                                     6.50       8/20/2031           1,375
                                                                                                         ----------
                                                                                                            380,344
                                                                                                         ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.0%)
    3,067   Perforadora Centrale S.A. de C.V. "A,"
               Guaranteed Bond, Series A, Title XI                             5.24      12/15/2018           3,085
    4,333   Rowan Companies, Inc., Guaranteed
               Bond, Title XI                                                  2.80      10/20/2013           4,048
   10,000   Totem Ocean Trailer Express, Inc.,
               Series 2002-1, Title XI                                         6.37       4/15/2028          10,846
                                                                                                         ----------
                                                                                                             17,979
                                                                                                         ----------
            Total U.S. Government Agency Issues (cost: $413,196)                                            408,015
                                                                                                         ----------
            U.S. TREASURY SECURITIES (16.0%)

            BONDS (2.6%)
   45,771   5.25%, 11/15/2028(c)                                                                             47,305
                                                                                                         ----------
            INFLATION-INDEXED NOTES (2.7%)
   49,634   2.38%, 1/15/2025(c)                                                                              49,064
                                                                                                         ----------
            NOTES (10.7%)
   73,000   4.63%, 2/15/2017(c)                                                                              72,082
   31,000   4.63%, 2/29/2012(c)                                                                              31,044
   38,000   4.00%, 2/15/2014(c)                                                                              36,545
   33,000   4.00%, 2/15/2015(c)                                                                              31,469
   10,000   4.25%, 8/15/2015(c)                                                                               9,661
   10,000   4.50%, 5/15/2017(c)                                                                               9,790
    8,000   4.75%, 5/31/2012(c)                                                                               8,051
                                                                                                         ----------
                                                                                                            198,642
                                                                                                         ----------
            Total U.S. Treasury Securities (cost: $297,111)                                                 295,011
                                                                                                         ----------

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JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (2.3%)

            APPROPRIATED DEBT (0.2%)
  $ 3,230   New Jersey EDA RB, Series 2005B                                    5.18%     11/01/2015      $    3,201
                                                                                                         ----------
            CASINOS & GAMING (0.2%)
    5,000   Mashantucket (Western) Pequot Tribe, CT, RB(a)                     5.91       9/01/2021           4,834
                                                                                                         ----------
            ELECTRIC/GAS UTILITIES (0.1%)
    2,795   North Carolina Eastern Municipal Power
               Agency RB, Series G                                             5.55       1/01/2013           2,734
                                                                                                         ----------
            ESCROWED BONDS (0.1%)
    1,000   New Jersey Turnpike Auth. RB,
               Series 2003B (INS)                                              4.25       1/01/2016             936
                                                                                                         ----------
            GENERAL OBLIGATION (0.1%)
    2,200   Marin County, CA, Taxable Pension GO (INS)                         4.89       8/01/2016           2,129
                                                                                                         ----------
            OIL & GAS REFINING & MARKETING (0.5%)
    9,500   Harris County, TX, IDRB, Series 2002                               5.68       3/01/2023           9,358
                                                                                                         ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    2,000   New York Housing Finance Agency RB,
               Series 2006B                                                    5.18       9/15/2010           2,007
                                                                                                         ----------
            TOLL ROADS (1.0%)
   19,000   New Jersey Turnpike Auth. RB, Series 2003B,
               Series B (INS)                                                  4.25       1/01/2016          17,947
                                                                                                         ----------
            Total Municipal Bonds (cost: $44,725)                                                            43,146
                                                                                                         ----------
PRINCIPAL
   AMOUNT
  $(000)/
   SHARES
---------
            PREFERRED SECURITIES (6.8%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   70,000   Dairy Farmers of America, Inc., 7.88%, cumulative
               redeemable, perpetual(a)                                                                       7,125
                                                                                                         ----------

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                   (continued)

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JULY 31, 2007

PRINCIPAL
   AMOUNT                                                                                                    MARKET
  $(000)/                                                                                                     VALUE
   SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            FINANCIALS (6.4%)
            -----------------
            PROPERTY & CASUALTY INSURANCE (0.3%)
  200,000   Ace Ltd., depositary shares, Series C, 7.80%,
               cumulative redeemable, perpetual                                                          $    5,103
                                                                                                         ----------
            REINSURANCE (0.2%)
   $5,000   Swiss Re Capital I LP, 6.85%, perpetual(a),(c)                                                    4,985
                                                                                                         ----------
            REITs - INDUSTRIAL (1.3%)
  120,000   AMB Property Corp., Series O, 7.00%,
               cumulative redeemable, perpetual                                                               2,962
  344,500   Prologis Trust, Inc., Series C, 8.54%,
               cumulative redeemable, perpetual                                                              21,273
                                                                                                         ----------
                                                                                                             24,235
                                                                                                         ----------
            REITs - OFFICE (0.8%)
  400,000   Duke Realty Corp., Series M, 6.95%,
               cumulative redeemable, perpetual(c)                                                            9,856
  200,000   HRPT Properties Trust, Series C, 7.13%,
               cumulative redeemable, perpetual                                                               4,876
                                                                                                         ----------
                                                                                                             14,732
                                                                                                         ----------
            REITs - RESIDENTIAL (1.4%)
  203,000   BRE Properties, Inc., Series C, 6.75%,
               cumulative redeemable, perpetual                                                               4,764
  142,500   Equity Residential Properties Trust, depositary shares,
               Series K, 8.29%, cumulative redeemable, perpetual                                              8,096
  250,000   Post Properties, Inc., Series A, 8.50%,
               cumulative redeemable, perpetual                                                              12,586
                                                                                                         ----------
                                                                                                             25,446
                                                                                                         ----------
            REITs - RETAIL (2.0%)
  200,000   Developers Diversified Realty Corp., Series I, 7.50%,
               cumulative redeemable, perpetual                                                               4,994
  415,000   Kimco Realty Corp., depositary shares, Series F, 6.65%,
               cumulative redeemable, perpetual                                                              10,025
  400,000   Realty Income Corp., Class D, 7.38%,
               cumulative redeemable, perpetual                                                               9,950
  289,100   Regency Centers Corp., Series 4, 7.25%,
               cumulative redeemable, perpetual                                                               7,191
  201,500   Weingarten Realty Investors, depositary shares, Series D,
               6.75%, cumulative redeemable, perpetual                                                        4,986
                                                                                                         ----------
                                                                                                             37,146
                                                                                                         ----------

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JULY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            REITs - SPECIALIZED (0.4%)
  350,000   Public Storage, Inc., Series Z, 6.25%,
               cumulative redeemable, perpetual                                                          $    7,689
                                                                                                         ----------
            Total Financials                                                                                119,336
                                                                                                         ----------
            Total Preferred Securities (cost: $122,976)                                                     126,461
                                                                                                         ----------

PRINCIPAL
   AMOUNT                                                                    COUPON
    (000)   SECURITY                                                           RATE        MATURITY
---------   --------                                                         ------        --------
            MONEY MARKET INSTRUMENTS (1.5%)

            COMMERCIAL PAPER (0.7%)

            ENERGY (0.7%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
  $12,421   EOG Resources, Inc.(a)                                             5.50%      8/01/2007          12,421
                                                                                                         ----------

            VARIABLE-RATE DEMAND NOTES (0.8%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            HOME FURNISHINGS (0.2%)
    3,670   Caddo Parrish, LA, IDB, IDRB, Series 2004
               (LOC - Capital One, N.A.)                                       6.00       7/01/2024           3,670
                                                                                                         ----------
            FINANCIALS (0.6%)
            -----------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
    1,715   145 Associates Ltd., Notes, Series 2000
               (LOC - Sky Bank)                                                6.32      10/01/2020           1,715
    5,260   Blood Family Realty Ltd., Notes, Series 2000
               (LOC - Sky Bank)                                                6.32      12/01/2025           5,260
    1,705   Vista Funding Corp., Notes, Series 1999A
               (LOC - Sky Bank)                                                6.57       3/01/2019           1,705
    2,535   Wryneck Ltd., Notes, Series 2000
               (LOC - Sky Bank)                                                6.32       1/01/2020           2,535
                                                                                                         ----------
            Total Financials                                                                                 11,215
                                                                                                         ----------
            Total Variable-Rate Demand Notes                                                                 14,885
                                                                                                         ----------
            Total Money Market Instruments (cost: $27,306)                                                   27,306
                                                                                                         ----------

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                   (continued)

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JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (16.9%)

            CORPORATE OBLIGATIONS (5.1%)

            FINANCIALS (5.1%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.4%)
  $25,000   Links Finance, LLC, Notes(a)                                       5.35%(b)   3/13/2008      $   25,005
   20,000   Toyota Motor Credit Corp., Notes                                   5.34(b)    2/12/2008          20,006
                                                                                                         ----------
                                                                                                             45,011
                                                                                                         ----------
            REGIONAL BANKS (2.7%)
   25,000   American Express Centurion Bank, Notes                             5.32(b)   10/18/2007          24,999
   25,000   Bank of America N.A., Notes                                        5.43(b)    2/08/2008          25,009
                                                                                                         ----------
                                                                                                             50,008
                                                                                                         ----------
            Total Financials                                                                                 95,019
                                                                                                         ----------
            Total Corporate Obligations                                                                      95,019
                                                                                                         ----------
            REPURCHASE AGREEMENTS (11.7%)
   80,000   Credit Suisse First Boston LLC, 5.28%,
               acquired on 7/31/2007 and due 8/01/2007
               at $80,000 (collateralized by $82,460 of
               Fannie Mae Discount Notes(f),(+), 5.23%(g),
               due 10/12/2007; market value $81,602)                                                         80,000
   76,000   Deutsche Bank Securities, Inc., 5.28%,
               acquired   on   7/31/2007    and   due   8/01/2007   at   $76,000
               (collateralized  by $25,000 of Freddie Mac  Notes(f),(+),  4.00%,
               due  6/12/2013;  $20,565 of Federal Home Loan Bank  Bonds(f),(+),
               3.38% - 5.50%, due 2/15/2008 - 10/05/2009;  $33,764 of Fannie Mae
               Notes(f),(+), 4.13%,
               due 5/15/2010; combined market value $77,525)                                                 76,000
   60,000   Merrill Lynch Government Securities, Inc., 5.23%,
               acquired on 7/31/2007 and due 8/01/2007
               at $60,000 (collateralized by $131,467 of
               Resolution Funding Corp. STRIPS(f),(+),
               5.18% - 5.28%(g), due 4/15/2019 - 1/15/2030;
               combined market value $61,200)                                                                60,000
                                                                                                         ----------
            Total Repurchase Agreements                                                                     216,000
                                                                                                         ----------

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JULY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.1%)
1,534,470   AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.27%(h)                              $    1,534
                                                                                                         ----------
            Total Short-Term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $312,534)                                                           312,553
                                                                                                         ----------

            TOTAL INVESTMENTS (COST: $2,156,481)                                                         $2,152,216
                                                                                                         ==========

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JULY 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained

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           (continued)

USAA INCOME FUND
JULY 31, 2007

         deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

         CPI     Consumer Price Index
         EDA     Economic Development Authority
         EETC    Enhanced Equipment Trust Certificate
         GO      General Obligation
         IDB     Industrial Development Board
         IDRB    Industrial Development Revenue Bond
         MTN     Medium-Term Note
         RB      Revenue Bond
         REIT    Real Estate Investment Trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp. or MBIA Insurance Corp.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JULY 31, 2007

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2007.

         (c) The security or a portion thereof was out on loan as of July 31, 2007.

         (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2007, was $3,995,000, which represented 0.2% of the Fund's net assets.

         (f) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (g) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (h) Rate represents the money market fund annualized seven-day yield at July 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME FUND
JULY 31, 2007

ASSETS
  Investments in securities, at market value (including securities
     on loan of $297,266) (identified cost of $2,156,481)                         $2,152,216
  Cash                                                                                    14
  Receivables:
     Capital shares sold                                                               1,363
     Dividends and interest                                                           18,282
     Securities sold                                                                   5,929
     Other                                                                                71
                                                                                  ----------
        Total assets                                                               2,177,875
                                                                                  ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                                312,547
     Securities purchased                                                             16,851
     Capital shares redeemed                                                           1,196
  Accrued management fees                                                                435
  Accrued transfer agent's fees                                                           34
  Other accrued expenses and payables                                                    154
                                                                                  ----------
        Total liabilities                                                            331,217
                                                                                  ----------
           Net assets applicable to capital shares outstanding                    $1,846,658
                                                                                  ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                 $1,899,853
  Accumulated undistributed net investment income                                      1,780
  Accumulated net realized loss on investments                                       (50,710)
  Net unrealized depreciation of investments                                          (4,265)
                                                                                  ----------
           Net assets applicable to capital shares outstanding                    $1,846,658
                                                                                  ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                        154,934
                                                                                  ==========
  Net asset value, redemption price, and offering price per share                 $    11.92
                                                                                  ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME FUND
YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
  Dividends                                                             $ 7,101
  Interest                                                               93,784
  Securities lending (net)                                                  357
                                                                        -------
     Total income                                                       101,242
                                                                        -------
EXPENSES
  Management fees                                                         4,987
  Administration and servicing fees                                       2,711
  Transfer agent's fees                                                   2,637
  Custody and accounting fees                                               266
  Postage                                                                   295
  Shareholder reporting fees                                                122
  Trustees' fees                                                              8
  Registration fees                                                          63
  Professional fees                                                         100
  Other                                                                      29
                                                                        -------
     Total expenses                                                      11,218
  Expenses paid indirectly                                                  (42)
  Expenses reimbursed - transfer agent's fees (Note 6C)                      (1)
                                                                        -------
     Net expenses                                                        11,175
                                                                        -------
NET INVESTMENT INCOME                                                    90,067
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                          595
  Change in net unrealized appreciation/depreciation of investments      (2,183)
                                                                        -------
     Net realized and unrealized loss                                    (1,588)
                                                                        -------
Increase in net assets resulting from operations                        $88,479
                                                                        =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME FUND
YEARS ENDED JULY 31,

                                                                   2007             2006
                                                             ---------------------------
FROM OPERATIONS
  Net investment income                                      $   90,067       $   85,842
  Net realized gain on investments                                  595            6,284
  Net realized gain on futures transactions                           -              184
  Change in net unrealized appreciation/depreciation
     of investments                                              (2,183)         (66,962)
                                                             ---------------------------
     Increase in net assets resulting from operations            88,479           25,348
                                                             ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (89,828)         (85,147)
                                                             ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                     354,623          278,386
  Reinvested dividends                                           77,977           71,818
  Cost of shares redeemed                                      (336,027)        (337,856)
                                                             ---------------------------
     Increase in net assets from
        capital share transactions                               96,573           12,348
                                                             ---------------------------
  Capital contribution from USAA Transfer Agency
     Company (Note 6C)                                                1                3
                                                             ---------------------------
Net increase (decrease) in net assets                            95,225          (47,448)
NET ASSETS
  Beginning of year                                           1,751,433        1,798,881
                                                             ---------------------------
  End of year                                                $1,846,658       $1,751,433
                                                             ===========================
Accumulated undistributed net investment income:
  End of year                                                $    1,780       $    1,541
                                                             ===========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    29,338           22,988
  Shares issued for dividends reinvested                          6,465            5,951
  Shares redeemed                                               (27,815)         (27,955)
                                                             ---------------------------
     Increase in shares outstanding                               7,988              984
                                                             ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME FUND
JULY 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

             A. SECURITY  VALUATION - The value of each  security is  determined
                (as of the  close  of  trading  on the New York  Stock  Exchange
                (NYSE) on each business day the exchange is open) as set forth below:

                 1. Debt  securities  with  maturities  greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Equity securities,  including  exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated

42

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2007

                    according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 3. Investments  in open-end  investment  companies,  other than
                    ETFs, are valued at their net asset value (NAV) at the end of each business day.

                 4. Short-term  securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

                 5. Repurchase agreements are valued at cost, which approximates market value.

                 6. Futures contracts are valued at the last quoted sales price.

                 7. Securities  for  which  market  quotations  are not  readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the
                    Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                    Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2007

                    General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FUTURES  CONTRACTS - The Fund may enter into  financial  futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of July 31, 2007, the Fund did not invest in any futures contracts.

             C. FEDERAL  TAXES  - The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             D. INVESTMENTS IN SECURITIES - Security  transactions are accounted for on the date the securities are purchased or sold (trade date).

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2007

                Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

             E. REPURCHASE  AGREEMENTS  - The Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

             F. SECURITIES  PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS
                - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2007

                when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of July 31, 2007.

             G. EXPENSES PAID INDIRECTLY - Through  arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $42,000.

             H. INDEMNIFICATIONS - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

             I. USE OF ESTIMATES - The  preparation  of financial  statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2007

          temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA  funds  that are  party to the loan  agreement  are  assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

          For the year ended July 31, 2007, the Fund paid CAPCO facility fees of $3,000, which represents 4.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book-basis and tax-basis accounting for amortization resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net realized loss on investments by $275,000. This reclassification has no effect on net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2007

          The tax character of distributions paid during the years ended July 31, 2007, and 2006, was as follows:


                                                     2007              2006
                                                 ------------------------------
          Ordinary income*                       $89,828,000        $85,147,000


          *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

           As of July 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:


          Undistributed ordinary income                            $  1,785,000
          Undistributed capital and other losses                    (50,710,000)
          Unrealized depreciation of investments                     (4,265,000)


          Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2007, the Fund utilized capital loss carryovers of $870,000 to offset capital gains. At July 31, 2007, the Fund had capital loss carryovers of $50,710,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.


                            CAPITAL LOSS CARRYOVERS
                    ---------------------------------------
                      EXPIRES                     BALANCE
                    ----------                  -----------
                       2009                     $ 5,363,000
                       2011                      45,347,000
                                                -----------
                                       Total    $50,710,000
                                                ===========

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2007

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2007, were $606,419,000 and $495,284,000, respectively.

          As of July 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $2,156,481,000.

          Gross unrealized appreciation and depreciation of investments as of July 31, 2007, for federal income tax purposes, were $26,693,000 and $30,958,000, respectively, resulting in net unrealized depreciation of $4,265,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2007

          any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2007, the Fund received securities-lending income of $357,000, which is net of the 20% income retained by Wachovia. As of July 31, 2007, the Fund loaned securities having a fair market value of approximately $297,266,000, which excluded $4,830,000 of securities on loan that were sold prior to July 31, 2007. The Fund received cash collateral of $312,547,000 for the loans. Of this amount, $312,534,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $13,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's  investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper A Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2007

                (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper A Rated Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the year ended July 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $4,987,000, which included a performance adjustment of $650,000 that increased the base management fee of 0.24% by 0.04%.

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,711,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2007

                July 31, 2007, the Fund reimbursed the Manager $34,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,637,000. For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund $1,000 for transfer agent's fees related to certain shareholder transactions. Additionally, the Fund recorded a capital contribution from SAS of $1,000 for adjustments related to corrections to certain other shareholder transactions, of which less than $500 was recorded as receivable at July 31, 2007.

             D. UNDERWRITING   SERVICES  -  The   Manager   provides   exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

          During the year ended July 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2007

          Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.


                                                       COST TO    NET REALIZED
          SELLER                      PURCHASER       PURCHASER  LOSS TO SELLER*
-----------------------------------------------------------------------------
          USAA Money Market Fund   USAA Income Fund  $5,000,000       $0

*Amount is less than $500.

(9) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

             A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME
                TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. The Manager has evaluated the application of FIN 48 to the Fund and, based on the analysis completed to date, has not identified a material impact on the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions on an ongoing basis.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2007

             B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
                MEASUREMENTS"  (FAS 157) - In  September  2006,  FASB issued FAS
                157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

             C. STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS NO. 159, "THE FAIR
                VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2007

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                 YEAR ENDED JULY 31,
                                       ---------------------------------------------------------------------
                                             2007             2006          2005          2004          2003
                                       ---------------------------------------------------------------------
Net asset value at beginning of
   period                              $    11.92       $    12.32    $    12.24    $    12.16    $    12.05
                                       ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                      .60              .59           .56           .55           .60
   Net realized and unrealized
     gain (loss)                             (.00)(d)         (.41)          .08           .08           .12
                                       ---------------------------------------------------------------------
Total from investment operations              .60              .18           .64           .63           .72
                                       ---------------------------------------------------------------------
Less distributions:
   From net investment income                (.60)            (.58)         (.56)         (.55)         (.61)
                                       ---------------------------------------------------------------------
   Net asset value at end of period    $    11.92       $    11.92    $    12.32    $    12.24    $    12.16
                                       =====================================================================
Total return (%)*                            5.09(c)          1.50          5.33          5.23          5.98

Net assets at end of period (000)      $1,846,658       $1,751,433    $1,798,881    $1,710,032    $1,757,831
Ratio of expenses to average
    net assets (%)**(a)                       .62(c)           .59           .55           .52           .50(b)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**(a)                    .62(c)           .59           .55           .52           .50
Ratio of net investment income to
   average net assets (%)**                  4.98             4.81          4.38          4.36          4.79
Portfolio turnover (%)                      28.06            36.31         24.17         28.25         60.54

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended July 31,  2007,  average net assets were  $1,807,623,000.
(a) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Effective April 26, 2002, through November 30, 2003, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of the Fund's average net assets.
(c) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(d) Represents less than $0.01 per share.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INCOME FUND
JULY 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2007, through July 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

56

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INCOME FUND
JULY 31, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                    BEGINNING              ENDING             DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE        FEBRUARY 1, 2007 -
                                 FEBRUARY 1, 2007       JULY 31, 2007          JULY 31, 2007
                                 --------------------------------------------------------------
         Actual                     $1,000.00             $1,013.00               $3.09

         Hypothetical
           (5% return before
           expenses)                 1,000.00              1,021.72                3.11

         *Expenses are equal to the Fund's annualized expense ratio of 0.62%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.30% for the six-month period of February 1, 2007, through July 31, 2007.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)

USAA INCOME FUND
JULY 31, 2007

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2007

         of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2007

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2007

         similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio was lower than the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-, three-, and five-year periods ended December 31, 2006.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2007

         for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA INCOME FUND
JULY 31, 2007

         appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

 T R U S T E E S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

              The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

              Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of July 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

64

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2, 4)
              Trustee
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3, 4, 5, 6)
              Trustee
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES  THE  TRUSTEE  IS AN  EMPLOYEE  OF  USAA  INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE  ADDRESS  FOR ALL  NON-INTERESTED  TRUSTEES IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3, 4, 5, 6)
              Trustee
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3, 4, 5, 6)
              Trustee
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2, 3, 4, 5, 6)
              Trustee and Chair of the Board of Trustees
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

66

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              KRISTI A. MATUS
              Senior Vice President
              Born: February 1968
              Year of Appointment: 2007

              President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO
              (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

              (1) INDICATES  THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO Finance, USAA (4/07-present); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO and SAS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant   Vice   President,    Portfolio    Accounting/Financial
              Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
                 INVESTMENT     ADVISER, P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
            AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call  toll free - Central  time
           ASSISTANCE  HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

          USAA  SELF-SERVICE    For  account  balance,  last  transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                 (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23423-0907                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR/A.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2007 and 2006 were $393,763 and $356,180, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

-------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance     TOTAL
-------------------------------------------------------------------------------
FYE 07-31-2007     $     0            $     0           $     0      $      0
FYE 07-31-2006     $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------
TOTAL              $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2007 and 2006 were $89,560 and $138,023, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/A was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR/A is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/21/2008
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/21/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.